COMMITMENTS AND CONTINGENT LIABILITIES (Legal Claims Contingencies) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Legal claims contingencies
Damages being sought in litigation matter	$ 900